COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expenses

		Year Ended December 31,
Lease cost	Classification	2022
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$710,151
Interest on lease liabilities	Interest expense	1,029,645
Net lease cost		$1,739,796

Lease Term and Discount Rate	December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	23.11
Weighted-average discount rate (%)
Operating leases	6.35%

	Year Ended December 31,
Other information	2020	2021	2022
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,017,981	$1,592,403	$2,719,988
Right of use assets obtained in exchange for lease obligations	$814,811	$145,795	$5,252,612

Schedule of future minimum payments required under the operating lease

USD
Year ended December 31,
2023	$2,225,284
2024	1,704,494
2025	1,790,875
2026	1,987,099
2027	2,296,868
2028 and later	29,877,920
Total minimum lease payments	39,882,540
Less: Amount representing interest	(17,815,625)
Present value of net minimum lease payments	$22,066,915
Current portion	1,211,706
Non-current portion	20,855,209